Loss Per Share - Summary of Loss Per Share And weighted Average Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Net loss attributable to common shareholders—basic and diluted	$ (464,164)		$ (7,486)			$ (469,486)	$ (15,030)
Basic and diluted weighted average common shares outstanding	150,854,888		70,040,242			110,670,810	70,040,242
Net loss per share attributable to common shareholders: basic and diluted	$ (3.08)		$ (0.11)			$ (4.24)	$ (0.21)
MAVEN TOPCO LIMITED [Member]
Net loss attributable to common shareholders—basic and diluted		$ (5,322)		$ (7,544)	$ (9,761)			$ (15,527)	$ (30,348)	$ (40,207)
Basic and diluted weighted average common shares outstanding		1,873,423		1,873,423	1,812,601			2,983,170	1,873,423	1,829,947
Net loss per share attributable to common shareholders: basic and diluted		$ (2.84)		$ (4.03)	$ (5.38)			$ (5.20)	$ (16.20)	$ (21.97)